PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Building	Freehold land	Laboratory equipment	Motor vehicle	Furniture, fittings and equipment	Renovation	Right-of-use assets	Total
	S$	S$	S$	S$	S$	S$	S$	S$

Cost:
At January 1, 2023	1,095,128	394,886	1,236,466	49,929	286,074	465,204	-	3,527,687
Addition	-	-	32,642	-	11,350	14,303	-	58,295
Currency realignment	(34,665)	(22,680)	(59,937)	(2,868)	(14,281)	(22,104)	-	(156,535)
At December 31, 2023	1,060,463	372,206	1,209,171	47,061	283,143	457,403	-	3,429,447
Addition	899,110	193,673	123,340	-	100,446	83,656	34,740	1,434,965
Currency realignment	33,872	22,162	59,870	2,802	14,352	22,452	-	155,510
At December 31, 2024	1,993,445	588,041	1,392,381	49,863	397,941	563,511	34,740	5,019,922

Accumulated depreciation:
At January 1, 2023	76,638	-	614,293	38,279	190,629	132,885	-	1,052,724
Addition	39,500	-	225,484	9,639	54,776	45,353	-	374,752
Currency realignment	(2,489)	-	(38,409)	(2,426)	(11,374)	(8,084)	-	(62,782)
At December 31, 2023	113,649	-	801,368	45,492	234,031	170,154	-	1,364,694
Addition	52,004	-	176,228	1,604	37,719	51,116	3,493	322,164
Currency realignment	3,577	-	49,025	2,767	13,753	10,770	126	80,018
At December 31, 2024	169,230	-	1,026,621	49,863	285,503	232,040	3,619	1,766,876

Carrying amount:
At December 31, 2023	946,814	372,206	407,803	1,569	49,112	287,249	-	2,064,753

At December 31, 2024	1,824,215	588,041	365,760	-	112,438	331,471	31,121	3,253,046

SCHEDULE OF DEPRECIATION EXPENSE

Depreciation expense included in the consolidated statements of profit or loss and other comprehensive loss is analyzed as follows:

	2023	2024
	S$	S$

Depreciation of property, plant and equipment (per above)	374,752	322,164
Less: Accounted under
“Research expenses” (Note 18)	(272,886)	(212,322)
	101,866	109,842